Note 7 - Debt (Details Textual) - USD ($)			4 Months Ended	12 Months Ended
	May 05, 2016	Jan. 28, 2016	May 04, 2016	Dec. 31, 2014	Mar. 31, 2017	Dec. 31, 2016	Mar. 09, 2016	Jan. 26, 2016
Debt, Long-term and Short-term, Combined Amount					$ 0	$ 0
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	29,038
Deerfield Facility Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				97,614,999
Debt, Current								$ 38,300,000
Line of Credit Facility, Maximum Borrowing Capacity				$ 35,000,000
Debt Instrument, Term				5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.52
Debt Instrument, Redemption Price, Percentage				33.33%
Equity Raising Transaction, Proceeds, Percentage Applied for Redemption				35.00%
Put Options, Amount Exempt				$ 10,000,000
Deerfield Facility Agreement [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	29,038
DIP Credit Agreement [Member]
Debt, Current								$ 5,750,000
DIP Loans [Member]
Proceeds from Issuance of Debt			$ 5,750,000
Debt Instrument, Fee Amount			$ 300,000
DIP Loans [Member] | Predecessor [Member]
Percentage of Lenders of Existing Debt		100.00%
Line of Credit Facility, Maximum Borrowing Capacity							$ 6,000,000